Debt and Credit Agreements	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt and Credit Agreements	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under Hydro One Inc.’s Commercial Paper Program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by Hydro One Inc.’s revolving standby credit facilities totalling $2,300 million.
At December 31, 2020, Hydro One’s consolidated committed, unsecured and undrawn credit facilities (Operating Credit Facilities) consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facilities	June 2024	2,300	—
Hydro One
Five-year senior, revolving term credit facility	June 2024	250	—
Total		2,550	—
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Subsidiary Debt Guarantee
Hydro One Holdings Limited (HOHL) is an indirect wholly-owned subsidiary of Hydro One that may offer and sell debt securities. Any debt securities issued by HOHL are fully and unconditionally guaranteed by the Company. At December 31, 2020 and 2019, no debt securities have been issued by HOHL.
Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2020 and 2019:

As at December 31 (millions of dollars)	2020	2019
4.40% Series 20 notes due 2020	—	300
1.62% Series 33 notes due 2020[1]	—	350
1.84% Series 34 notes due 2021	500	500
2.57% Series 39 notes due 2021[1]	300	300
3.20% Series 25 notes due 2022	600	600
0.71% Series 48 notes due 2023	600	—
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	—
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
3.02% Series 43 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	—
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	—
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	—
3.64% Series 44 notes due 2050	250	250
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	12,995	11,345

1.41% Series 2020-1 notes due 2027	425	—
Hydro One long-term debt (b)	425	—

6.6% Senior Secured Bonds due 2023 (Principal amount - $102 million)	113	121
4.6% Note Payable due 2023 (Principal amount - $36 million)	38	39
HOSSM long-term debt (c)	151	160

	13,571	11,505

Add: Net unamortized debt premiums	10	12
Add: Unrealized mark-to-market loss[1]	3	1
Less: Unamortized deferred debt issuance costs	(52)	(43)
Total long-term debt	13,532	11,475
[1] The unrealized mark-to-market net loss of $3 million (2019 - $1 million) relates to $300 million Series 39 notes due 2021. The unrealized mark-to-market net loss is offset by a $3 million unrealized mark-to-market net gain (2019 - $1 million) on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.
(a) Hydro One Inc. long-term debt
At December 31, 2020, long-term debt of $12,995 million (2019 - $11,345 million) was outstanding, the majority of which was issued under Hydro One Inc.’s Medium Term Note (MTN) Program. In April 2020, Hydro One Inc. filed a short form base shelf prospectus for its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in May 2022. At December 31, 2020, $2,800 million remained available for issuance under this MTN Program prospectus.
In 2020, Hydro One Inc. issued long-term debt totalling $2,300 million (2019 - $1,500 million) and repaid long-term debt of $650 million (2019 - $728 million) under its MTN Program.
(b) Hydro One long-term debt
On August 20, 2020, Hydro One filed a short form base shelf prospectus (Universal Base Shelf Prospectus) with securities regulatory authorities in Canada. The Universal Base Shelf Prospectus allows Hydro One to offer, from time to time in one or more public offerings, up to $2,000 million of debt, equity or other securities, or any combination thereof, during the 25-month period ending on September 20, 2022. At December 31, 2020, $1,575 million remained available for issuance.
In 2020, Hydro One issued $425 million of long-term debt with a maturity date of October 15, 2027 and a coupon rate of 1.41%, under the Universal Base Shelf Prospectus (2019 - $nil).
(c) HOSSM long-term debt
At December 31, 2020, HOSSM long-term debt of $151 million (2019 - $160 million), with a principal amount of $138 million (2019 - $141 million) was outstanding. In 2020, no long-term debt was issued (2019 - $nil), and $3 million (2019 - $2 million) of long-term debt was repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2020	2019
Current liabilities:
Long-term debt payable within one year	806	653
Long-term liabilities:
Long-term debt	12,726	10,822
Total long-term debt	13,532	11,475
Principal and Interest Payments
At December 31, 2020, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	803	498	2.1
Year 2	604	483	3.2
Year 3	731	467	1.7
Year 4	700	452	2.5
Year 5	750	434	2.3
	3,588	2,334	2.3
Years 6-10	2,275	2,004	3.3
Thereafter	7,695	4,073	4.6
	13,558	8,411	3.8